                                [SCHRODERS LOGO]



                                    SCHRODER
                                  ALL-ASIA FUND


                                  ANNUAL REPORT
                                OCTOBER 31, 2001

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001

  SHARES                                           VALUE
  ------                                           -----
            COMMON STOCKS -- 98.1%
            CHINA -- 1.3%
   256,000  China Southern Airlines (1)         $    64,656
   444,000  Yanzhou Coal Mining                     138,038
                                                -----------
                                                    202,694
                                                -----------
            HONG KONG -- 14.4%
    62,000  Cathay Pacific Airways                   62,397
    21,000  Cheung Kong (Holdings)                  177,691
   126,500  China Mobile (Hong Kong) (1)            383,553
    76,000  China Resources Enterprise               76,487
    37,500  CLP Holdings                            141,345
    30,200  Dah Sing Financial Group                130,866
    21,000  Henderson Land Development               67,442
    88,000  Hong Kong Exchanges & Clearing          118,461
    49,900  Hutchison Whampoa                       403,036
    91,000  Kerry Properties                         71,166
    62,000  Sun Hung Kai Properties                 381,537
   285,000  Swire Pacific                           166,249
    59,000  Wharf Holdings                          108,923
                                                -----------
                                                  2,289,153
                                                -----------
            INDIA -- 6.3%
    28,800  Grasim Industries GDR (2)               178,560
    14,000  Grasim Industries                        82,719
    32,500  Gujarat Ambuja Cements GDR              103,187
    36,000  Hindustan Petroleum                      94,220
    34,000  Indian Petrochemicals GDR Reg 'S'        87,125
     1,800  Infosys Technologies                    109,710
    17,300  ITC                                     248,090
    18,000  Moser-Baer                              103,897
                                                -----------
                                                  1,007,508
                                                -----------
            INDONESIA -- 0.5%
   250,000  PT Hanjaya Mandala
            Sampoerna                                71,599
                                                -----------

            JAPAN -- 48.5%
     4,000  Banyu Pharmaceutical                     77,775
    19,000  Bridgestone                             179,127
     9,000  Chubu-Nippon Broadcasting                70,585
        54  East Japan Railway                      314,546
     9,000  Fuji Photo Film                         297,047
     3,000  Fujisawa Pharmaceutical                  72,056
    13,000  Fujitsu                                  96,221
     9,000  Glory                                   163,964
     1,900  Hirose Electric                         139,390
    29,000  Hitachi                                 197,827
        14  JSAT                                     89,212
    10,000  JSR                                      61,109
    12,000  Kaneka                                   83,232
     1,200  Mabuchi Motor                            99,015
    18,000  Matsushita Electric Industrial          213,226
    21,000  Mitsubishi                              160,925
    42,000  Mitsui                                  247,735
     5,100  Murata Manufacturing                    319,987
        85  Nippon Telegraph & Telephone            349,986
       440  Nippon Television Network                99,212
        28  Nippon Unipac                           139,537
    11,000  Nomura Securities                       144,684
         7  NTT DoCoMo                               94,931

  SHARES                                           VALUE
  ------                                           -----
            JAPAN-- (CONCLUDED)
    16,000  Omron                               $   203,913
     7,000  Ricoh                                   116,662
     1,900  Rohm                                    202,255
     8,400  Sankyo                                  277,930
    10,000  Sekisui House                            80,552
     1,700  Shimamura                               102,357
    13,000  Showa Shell Sekiyu                       90,805
     1,100  SMC                                      94,808
     6,100  Sony                                    230,734
    16,000  Sumitomo Bakelite                       101,042
    20,000  Sumitomo Electric Industries            169,601
     2,000  Sundrug                                  90,519
     8,000  Takeda Chemical Industries              387,566
    39,000  Teijin                                  154,528
    24,000  TOC                                     150,974
    18,000  Tokio Marine & Fire Insurance           147,200
     6,000  Tokyo Electric Power                    149,013
     6,600  Toppan forms                            129,406
    10,000  Toppan Printing                          93,052
    14,100  Toyota Motor                            342,118
        24  UFJ Holdings (1)                        107,054
        14  West Japan Railway                       76,745
     9,000  Yamanouchi Pharmaceutical               266,901
    33,000  Yasuda Fire & Marine
            Insurance                               236,975
                                                -----------
                                                  7,714,039
                                                -----------
            KOREA -- 9.7%
    48,480  Good Morning Securities (1)             132,899
     2,850  Hana Bank                                22,118
    19,300  Kia Motors (1)                          125,040
     3,694  Kookmin Bank (1)                         96,272
       900  Korea Telecom ADR                       180,683
     1,300  Korea Telecom                            33,359
     3,100  KT Freetel (1)                           83,784
     9,700  LG Electronics                          100,745
    45,000  LG Insurance (1)                         92,954
     6,100  Pohang Iron & Steel ADR                 104,615
     2,819  Samsung Electronics                     377,681
     2,200  Samsung Securities (1)                   56,996
    16,100  Shinhan Financial Group (1)             138,621
                                                -----------
                                                  1,545,767
                                                -----------
            MALAYSIA -- 3.8%
    14,600  British American
            Tobacco (Malaysia)                      131,591
   126,000  IOI                                     110,746
    51,600  Malayan Banking                          96,409
    25,800  Malayan Banking
             (October 2001 Bonus Issue)              48,205
    63,000  Malaysia International Shipping         115,223
    72,000  Resorts World                            98,525
                                                -----------
                                                    600,699
                                                -----------
            PHILIPPINES -- 0.3%
    65,000  Bank of the Philippine Islands           50,674
                                                -----------


    The accompanying notes are an integral part of the financial statements.

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SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 2001

  SHARES                                            VALUE
  ------                                            -----
            SINGAPORE -- 4.9%
    18,000  Datacraft Asia                      $    58,320
    86,500  DelGro                                  115,223
    49,000  Keppel                                   84,879
   287,000  Sembcorp Marine                         137,660
   186,000  Singapore Exchange                      106,038
   105,000  Singapore Telecommunications             99,575
    33,000  United Overseas Bank                    184,515
                                                -----------
                                                    786,210
                                                -----------
            TAIWAN -- 7.8%
    32,537  Asustek Computer GDR Reg 'S'            111,205
   138,750  Compal Electronics                      110,518
    71,400  Compeq Manufacturing                     71,141
   120,025  Delta Electronics                       132,453
    30,800  Hon Hai Precision Industry              114,190
   147,000  Siliconware Precision Industries         76,214
    45,900  Sunplus Technology                       89,074
   162,591  Taiwan Semiconductor
            Manufacturing                           287,272
   244,900  United Microelectronics                 201,453
    84,000  Yageo                                    48,904
                                                -----------
                                                  1,242,424
                                                -----------
            THAILAND -- 0.6%
   110,000  Advanced Info Service                   102,102
                                                -----------

            TOTAL COMMON STOCKS
            (Cost $19,659,243)                   15,612,869
                                                -----------

  SHARES                                            VALUE
  ------                                            -----
            WARRANT -- 0.0%
            HONG KONG -- 0.0%
   164,444  Global Tech Holdings (1)
            (Cost $0)                           $     2,930
                                                -----------
            SHORT-TERM INVESTMENT -- 1.5%
   231,518  SSgA U.S. Government Money
            Market Fund 2.49% (3)
            (Cost $231,518)                         231,518
                                                -----------

            TOTAL INVESTMENTS
            (Cost $19,890,761)-- 99.6%           15,847,317
            OTHER ASSETS LESS
            LIABILITIES -- 0.4%                      69,472
                                                -----------
            TOTAL NET
            ASSETS-- 100%                       $15,916,789
                                                ===========

(1)  Denotes non-income producing security.
(2) Pursuant to Rule 144A of the securities Act of 1933, this security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, this security aggregated $178,560 or 1.12% of the assets of the Fund.
(3)  Interest rate shown is 7-day yield as of October 31, 2001.
ADR ___  American Depository Receipts
GDR ___  Global Depository Receipts




    The accompanying notes are an integral part of the financial statements.

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SCHRODER ALL-ASIA FUND
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STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001


    ASSETS
    Investments in securities, at value - Note 2 ....       $    15,847,317
    Foreign currency, at value.......................                32,050
    Dividends and tax reclaims receivable............                39,919
    Interest receivable..............................                   891
    Receivable for securities sold...................                38,667
    Prepaid expenses.................................                 3,420
    Due from Investment Adviser - Note 3.............                68,535
                                                            ---------------
       TOTAL ASSETS..................................            16,030,799
                                                            ---------------
    LIABILITIES
    Payable for Fund shares redeemed.................                24,513
    Advisory fee payable - Note 3....................                12,217
    Administration fee payable - Note 3..............                 1,482
    Shareholder servicing fee payable - Note 4.......                 5,406
    Accrued expenses and other liabilities...........                70,392
                                                            ---------------
        TOTAL LIABILITIES............................               114,010
                                                            ---------------
        NET ASSETS...................................       $    15,916,789
                                                            ===============

    NET ASSETS
    Capital paid-in..................................       $   108,198,563
    Undistributed (distributions in excess of)
       net investment income.........................                    --
    Accumulated net realized loss on investments
      and foreign currency transactions..............           (88,236,566)
    Net unrealized depreciation on investments
        and foreign currency translations............            (4,045,208)
                                                            ---------------
        NET ASSETS...................................       $    15,916,789
                                                            ===============

    Class A Shares:
      Net asset value and redemption price per share.       $          7.20
      Offering price per share (NAV/(1-Maximum Sales Load)) $          7.60
      Maximum Sales Load.............................                  5.25%
      Total shares outstanding at end of period......             2,210,733
    Cost of securities...............................       $    19,890,761
    Cost of foreign currency.........................       $        32,019



    The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2001



    INVESTMENT INCOME
    Dividend income..................................       $       320,405
    Interest income..................................                19,528
    Foreign taxes....................................               (37,677)
                                                            ---------------
        TOTAL INVESTMENT INCOME......................               302,256
                                                            ---------------
    EXPENSES
    Investment advisory fees - Note 3................               195,453
    Shareholder servicing fees - Note 4..............                21,192
    Administrative fees - Note 3.....................                21,717
    Subadministration fees - Note 3..................                33,014
    Custodian fees...................................                98,330
    Legal and Audit fees.............................                22,783
    Trustees fees....................................                24,898
    Transfer agent fees..............................               126,175
    Printing fees....................................                54,490
    Registration fees................................                16,438
    Other............................................                 3,996
                                                            ---------------
        TOTAL EXPENSES...............................               618,486
    Expenses borne by Investment Adviser - Note 3....              (194,900)
                                                            ---------------
        NET EXPENSES.................................               423,586
                                                            ---------------
        NET INVESTMENT LOSS..........................              (121,330)
                                                            ---------------

    REALIZED AND UNREALIZED
       GAIN (LOSS) ON INVESTMENTS AND
       FOREIGN CURRENCY TRANSACTIONS:
    Net realized loss on investments sold (a)........            (1,662,191)
    Net realized loss on foreign currency transactions              (30,661)
                                                            ---------------
    Net realized loss on investments and foreign
        currency transactions........................            (1,692,852)
                                                            ---------------
    Change in net unrealized depreciation on
      investments....................................            (4,494,382)
    Change in net unrealized appreciation on
      foreign currency translations..................                13,531
                                                            ---------------
    Net change in unrealized depreciation on
      investments and foreign currency translations..            (4,480,851)
                                                            ---------------
        NET GAIN (LOSS)..............................            (6,173,703)
                                                            ---------------
    NET DECREASE IN NET ASSETS
       RESULTING FROM OPERATIONS.....................       $    (6,295,033)
                                                            ===============


(a) Includes capital gains taxes for sales of Thailand securities in the amount of $3,265.



    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS




                                                          FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                           OCTOBER 31, 2001     OCTOBER 31, 2000
                                                          ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   From operations:
     Net investment loss.............................       $   (121,330)        $   (235,566)
     Net realized gain (loss) on investments
         and foreign currency transactions...........         (1,692,852)           5,507,455
     Change in net unrealized appreciation
          (depreciation) on investments and foreign
          currency translations......................         (4,480,851)          (5,978,687)
                                                            ------------         ------------
     Net decrease in net assets
       resulting from operations.....................         (6,295,033)            (706,798)
                                                            ------------         -------------
   Capital share transactions:
     Sale of shares..................................          7,857,837            1,798,446
     Redemption of shares............................        (13,152,555)         (18,800,331)
                                                            ------------         ------------
     Net decrease from capital share transactions....         (5,294,718)         (17,001,885)
                                                            ------------         ------------
     TOTAL DECREASE IN NET ASSETS ...................        (11,589,751)         (17,708,683)
   Net Assets
     Beginning of period.............................         27,506,540           45,215,223
                                                            ------------         ------------
     End of period...................................       $ 15,916,789         $ 27,506,540
                                                            ============         ============
   Undistributed (distributions in excess of)
     net investment income...........................       $         --         $      1,425
                                                            ============         ============

   CHANGES IN FUND SHARES
     Sales of shares.................................            840,399              142,795
     Redemptions of shares...........................         (1,420,810)          (1,556,040)
                                                            ------------         ------------
   Net decrease in Class A Shares....................           (580,411)          (1,413,245)
                                                            ============         ============


    The accompanying notes are an integral part of the financial statements.

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SCHRODER ALL-ASIA FUND
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FINANCIAL HIGHLIGHTS - CLASS A SHARES

Selected per share data and ratios for a Class A Share outstanding throughout each year: (a)




                                                                           YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------
                                                        2001         2000          1999         1998          1997
                                                     --------      --------       -------      -------       --------
NET ASSET VALUE AT BEGINNING OF PERIOD.........      $   9.85      $  10.75       $  6.95      $  9.34       $  13.15
                                                     --------      --------       -------      -------       --------
  INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income (Loss)..............         (0.05)        (0.07)(b)     (0.05)(b)     0.02(b)       (0.05)(b)
     Net Realized and Unrealized
       Gain (Loss) on Investments and
       Foreign Currency Transactions...........         (2.60)        (0.83)(b)      3.86(b)     (2.57)(b)       3.66)(b)
                                                     --------      --------       -------      -------       --------
     TOTAL FROM INVESTMENT OPERATIONS..........         (2.65)        (0.90)         3.81        (2.55)         (3.71)
                                                     --------      --------       -------      -------       --------
LESS DISTRIBUTIONS:
     From Net Investment Income................            --            --         (0.01)          --          (0.09)
     Tender offer costs charged to
       paid-in-capital in excess of par........            --            --            --           --          (0.01)
                                                     --------      --------        ------
     Redemption Fee ...........................            --            --            --         0.16             --
                                                     --------      --------       -------      -------       --------
NET ASSET VALUE AT END OF PERIOD...............      $   7.20      $   9.85       $ 10.75      $  6.95       $   9.34
                                                     ========      ========       =======      =======       ========

MARKET VALUE AT END OF PERIOD..................           N/A           N/A           N/A          N/A       $   8.50
                                                     ========      ========      ========      =======       ========

 TOTAL INVESTMENT RETURN BASED ON:
     Market Value..............................           N/A           N/A           N/A          N/A         (28.62)%
     Net Asset Value (c).......................        (26.90)%(e)    (8.37)% (e)   54.92%(e)   (25.59)%(e)    (28.43)%

RATIOS & SUPPLEMENTARY DATA
     Net Assets at End of Period (000's).......      $ 15,917      $ 27,507       $45,215      $42,787       $150,406
     Ratios to Average Net Assets:
          Expenses including reimbursement/
             waiver of fees ...................          1.95%         1.82%(b)      1.95%(b)     1.90%(b)       1.78%(b)
     Expenses excluding reimbursement/
             waiver of fees ...................          2.85%         1.82%         2.27%        2.13%          1.78%
        Net investment income/(loss) including
             reimbursement/waiver of fees......         (0.56)%       (0.58)%       (0.49)%       0.28%         (0.31)%
     Portfolio Turnover Rate ..................            79%           98% d)       N/A%(d)      N/A%(d)         39%


(a) The Fund converted from Schroder Asian Growth Fund, Inc., a closed-end fund, on March 20, 1998 (See Note 1). For information prior to March 20, 1998, data refers to shares of Schroder Asian Growth Fund, Inc.
(b) From March 23, 1998 to June 30, 2000, the Fund recognized its proportionate share of income, expenses and gains/losses of its underlying Portfolios (Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio). Since July 1, 2000, income, expenses and gains/losses were directly accrued to the Fund.
(c) Total returns would have been lower had certain Fund expenses not been limited during the periods shown (See Note 3).
(d) The Fund had invested all of its investable assets in Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio and did not have any direct portfolio turnover for the periods from March 23, 1998 to June 30, 2000. For the periods shown, the portfolio turnover rates for the Schroder Asian Growth Fund Portfolio were 73% and 100% and of Schroder Japan Portfolio were 16% and 36% for the fiscal years ended October 31, 1999 and 1998, respectively. For the fiscal year ended October 31, 2000, the rate represents the period from November 1, 1999 through June 30, 2000, during which time the Fund invested in the Portfolios, and from July 1, 2000 through October 31, 2000 during which time the Fund held direct investments in a portfolio of securities (See Note 1).
(e)  Total returns do not reflect sales charges.


    The accompanying notes are an integral part of the financial statements.

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SCHRODER ALL-ASIA FUND
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NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001


NOTE 1. ORGANIZATION

Schroder Series Trust II (the "Trust") was organized as a Delaware business trust on December 5, 1997. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has one investment portfolio, the Schroder All-Asia Fund (the "Fund"). The Fund is a non-diversified portfolio that was converted, as of March 20, 1998, from Schroder Asian Growth Fund, Inc., a closed-end fund that commenced operations on December 30, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Class A Shares of beneficial interest without par value. The Fund was liquidated on December 14, 2001. The termination is subject to, and will be effected only after compliance with, applicable regulatory requirements.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust which are in conformity with accounting principles generally accepted in the United States of America.

VALUATION OF INVESTMENTS: Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"), or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less, are valued at amortized cost, which approximates market value unless Schroder Investment Management North America Inc. ("SIMNA"), the Fund's investment adviser, believes another valuation is more appropriate. Prices used for valuation generally are provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees ("Trustees").

REPURCHASE AGREEMENTS: When entering into repurchase agreements, it is the Trust's policy that the Fund take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on certain foreign countries are accrued on realized gains and unrealized appreciation.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date except that certain foreign dividends are recorded as the Trust is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

EXPENSES: Expenses are recorded on an accrual basis. All of the expenses of the Trust are attributable to the Fund, the only series in the Trust.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from net investment income and net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES: It is the policy of the Trust for the Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including capital gains, for the fiscal year. In addition, as a result of distributing substantially all of its net investment income during each calendar year, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001

As of October 31, 2001, the Fund had a net tax basis capital loss carryforward for federal income tax purposes that may be applied against taxable gains until its expiration as follows:

        AMOUNT                                         EXPIRING
        ------                                         --------
      $21,715,703                                    10/31/2004
       64,861,903                                    10/31/2006
        1,658,408                                    10/31/2009

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for losses deferred due to wash sales, passive foreign investment companies, tax treatment of foreign currency and excise tax regulations.

At October 31, 2001, the Fund reclassified $(153,798), $119,905 and $33,893 between capital paid-in, undistributed net investment income and accumulated net realized loss, respectively. These reclassifications had no impact on the net asset value of the Fund and are designed to present the Fund's capital accounts on a tax basis.

FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell forward foreign currencies to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment advisory agreement with SIMNA. Under this agreement, SIMNA provides investment management services and is entitled to receive its services compensation payable monthly at an annual rate of 0.90% of the Fund's average daily net assets.

The administrator of the Trust is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the Fund's average daily net assets. In addition, the Fund has entered into a Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder Advisors. Under the Agreement, the Fund, together with other mutual funds managed by SIMNA and certain related entities, pays fees to State Street based on the combined average daily net assets of all the funds in the Schroder complex, according to the following annual rates:
0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of assets in excess of $3.4 billion, subject to certain minimum requirements.

In order to limit the Fund's expenses, SIMNA and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's net expenses attributable to Class A shares exceed 1.95% of the Fund's average daily net assets attributable to such shares.

For the year ended October 31, 2001 Schroder Advisors retained sales commissions in the amount of $21,584.

NOTE 4. SHAREHOLDER SERVICING PLAN:

The Fund adopted a Shareholder Service Plan (the "Plan") for the Class A Shares under which Schroder Advisors, or other shareholder servicing organizations, provide administrative support services to shareholders of the Fund's Class A Shares. For providing for, or arranging for, the provision of those shareholder services, Schroder Advisors receives compensation monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Class A Shares. Schroder Advisors may pay shareholder servicing organizations for those services at an annual rate of up to 0.25%.

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SCHRODER ALL-ASIA FUND
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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 5. TRUSTEES' FEES:

The Trust pays no compensation to Trustees who are interested persons of the Trust, SIMNA or Schroder Fund Advisors Inc. For their services as Trustees of Schroder Series Trust II, trustees who are not interested persons of the Trust, SIMNA or Schroder Fund Advisors Inc. receive an annual retainer of $9,500 and $2,375 per meeting attended.

NOTE 6. INVESTMENT TRANSACTIONS:

Purchases and proceeds from sales of investments, excluding short-term securities for the year ended October 31, 2001 were $16,805,889 and $21,611,461, respectively.

At October 31, 2001 the identified cost for federal income tax purposes of investments owned by the Fund was $19,891,313, with a net unrealized depreciation of $4,043,996. Gross unrealized appreciation and depreciation were $666,163 and $4,710,159, respectively.

NOTE 7. CONCENTRATION OF RISK:

The Fund's investments in companies domiciled in Asian countries, including countries with limited or developing markets, may cause the Fund to be more susceptible to political, social and economic events adversely affecting the Asian countries in which it invests than portfolios not so concentrated in a single region.

NOTE 8. BENEFICIAL INTEREST:

As of October 31, 2001 the Fund had 3 shareholders each owning beneficially or of record more than 5% of the Fund, totaling 46.43% of the Fund's outstanding Class A shares.

NOTE 9. LINE OF CREDIT

At October 31, 2001, the Trust and other Schroder Funds managed by SIMNA (the "Participants"), shared in a $30 million revolving credit facility with State Street for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee of 0.10%, which was allocated, pro rata based upon net assets, among each of the Participants. Interest was calculated based on the market rates at the time of the borrowing. The Fund was able to borrow up to a maximum of 33 percent of its net assets under the agreement. For the year ended October 31, 2001, the Trust had no borrowings against the line of credit.

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Report of Independent Accountants

To the Trustees of Schroder Series Trust II and Shareholders of Schroder All-Asia Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schroder All-Asia Fund (a separately managed portfolio of Schroder Series Trust II) (the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 21, 2001

INVESTMENT ADVISER
Schroder Investment Management North America Inc.
787 Seventh Avenue, 34th Floor
New York, NY  10019


TRUSTEES
Sharon L. Haugh, Chairman
Catherine A. Mazza, Vice Chairman
Peter E. Guernsey
John I. Howell
William L. Means


ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY  10019


TRANSFER & SHAREHOLDER SERVICING AGENT
Boston Financial Data Services, Inc.

CUSTODIAN
State Street Bank and Trust Company

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

COUNSEL
Ropes & Gray



Schroder All-Asia Fund
P.O. Box 8507
Boston, MA  02266
800-464-3108


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The information contained in this report is intended for the general information of the shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus, which contains important information concerning the Trust.
--------------------------------------------------------------------------------



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